Long-term debt and credit facility - Summary of Long Term Debt (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Balance - Beginning of year	$ 16,923	$ 16,919
Repayment of Credit Facility and mining equipment financings	(43,253)	(5,675)
Interest capitalized	5,377
Interest paid	(3,696)
Currency translation adjustments	3,678	(199)
Balance - End of year	45,817	16,923
Current portion	40,314	11,821
Non-current portion	5,503	5,102
Total	45,817	16,923
Credit Facility
Disclosure of detailed information about borrowings [line items]
Additions	65,723
Mining equipment financings
Disclosure of detailed information about borrowings [line items]
Additions	$ 1,065	$ 5,878